Business combinations and other significant transactions (Tables)	12 Months Ended
Dec. 31, 2023
Business combinations and other significant transactions
Schedule of detailed information about business combinations

Balance sheet values at the acquisition date of the business combinations realized in 2023 are shown in the following table:

(€ million)	Plenitude business line	Exploration & Production segment	Chemicals business line	Total
Cash and cash equivalents	29	122	4	155
Other current assets	5	208	195	408
Current assets	34	330	199	563
Property, plant and equipment	168	652	255	1,075
Goodwill	6		19	25
Deferred tax assets	3		33	36
Other non-current assets	259	91	524	874
Non-current assets	436	743	831	2,010
TOTAL ASSETS	470	1,073	1,030	2,573
Current financial liabilities	1		103	104
Other current liabilities	9	125	184	318
Current liabilities	10	125	287	422
Non-current financial liabilities	32	2	108	142
Provisions	2	86		88
Deferred tax liabilities	13	195		208
Other non-current liabilities	3	1	4	8
Non-current liabilities	50	284	112	446
TOTAL LIABILITIES	60	409	399	868
Equity attributable to Eni	408	664	631	1,703
Non-controlling interest	2			2
TOTAL EQUITY	410	664	631	1,705
TOTAL LIABILITIES AND EQUITY	470	1,073	1,030	2,573

Schedule of detailed information about divestments

Balance sheet values of the divestments and/or business combinations realized in 2023 are shown in the following table:

(€ million)	EniCorridor Srl (now SeaCorridor Srl)	Exploration activities in Gabon	Total
Cash and cash equivalents	25		25
Current financial assets	147	8	155
Other current assets	130		130
Current assets	302	8	310
Property, plant and equipment	8		8
Deferred tax assets	8		8
Other non-current assets	137		137
Non-current assets	153		153
TOTAL ASSETS	455	8	463
Other current liabilities	112		112
Current liabilities	112		112
Other non-current liabilities	12		12
Non-current liabilities	12		12
TOTAL LIABILITIES	124		124
Equity attributable to Eni	331	8	339
TOTAL EQUITY	331	8	339
TOTAL LIABILITIES AND EQUITY	455	8	463